Discontinued Operations and Disposal Groups Balance Sheet (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 13, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	$ 178,000		$ 101,190
Disposal Group, Including Discontinued Operation, Other Assets, Current			264,537
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Current			2,831,530
Current assets - discontinued operations (note 23)		$ 0	4,804,439
Disposal Group, Including Discontinued Operation, Net Investment in Lease, after Allowance for Credit Loss, Current			480,508
Disposal Group, Including Discontinued Operation, Investment in and loans, net to equity-accounted investments, Current			1,126,674
Disposal Group, Including Discontinued Operation, Assets		0	4,804,439
Disposal Group, Including Discontinued Operation, Long-term Debt, Current Maturities			1,379,642
Disposal Group, Including Discontinued Operation, Finance Lease, Liability, Current			1,268,990
Disposal Group, Including Discontinued Operation, Other Liabilities, Current			228,997
Current liabilities - discontinued operations (note 23)		0	2,877,629
Disposal Group, Including Discontinued Operation, Liabilities			2,877,629
Deconsolidation, Gain (Loss), Amount	58,684		0	$ 0
Disposal Group, Including Discontinued Operations, Unrecognized Gain On Sale Of Vessels	84,800
Net income (loss) attributable to the shareholders of Teekay Corporation		78,407	7,806	(82,933)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	$ 26,200
Teekay Tankers
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income (loss) attributable to the shareholders of Teekay Corporation		56,231	(67,585)	(18,138)
Increase Decrease in Net Income Loss Attributable To Noncontrolling Interest, , Realized Gain Loss on Sale of Vessels Previously Deferred		10,600	(1,800)	43,200
Increase Decrease in Net Income Loss Attributable to Controlling Interest, Realized Gain Loss on Sale of Vessels Previously Deferred		$ 10,600	$ (1,800)	$ 43,200